U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

REGISTRATION NO. 2-57209

POST-EFFECTIVE AMENDMENT NO. 61

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

REGISTRATION NO. 811-2679

POST-EFFECTIVE AMENDMENT NO. 57

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85756

(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 434-3771
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:	Common Stock of:
1. Davis Opportunity Fund
2. Davis Financial Fund
3. Davis Real Estate Fund
4. Davis Appreciation & Income Fund
5. Davis Government Bond Fund
6. Davis Government Money Market Fund

1

EXPLANATORY NOTE

This Post-Effective Amendment No. 61 to the Registration Statement contains:

XBRL filings for

Davis Series

Signature Pages

Exhibits:

2

DAVIS SERIES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 1st day of May 2012.

The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS SERIES, INC.

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 1, 2012
Kenneth Eich

Douglas Haines*	Principal Financial Officer; and	May 1, 2012
Douglas Haines	Principal Accounting Officer

*By:	/s/ Thomas Tays
Thomas Tays Attorney-in-Fact

*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS SERIES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 1, 2012 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director
Marc P. Blum

1

Andrew A. Davis*	Director
Andrew A. Davis

Christopher C. Davis*	Director
Christopher C. Davis

John Gates*	Director
John Gates

Thomas S. Gayner*	Director
Thomas S. Gayner

Samuel H. Iapalucci*	Director
Samuel H. Iapalucci

Robert P. Morgenthau*	Director
Robert P. Morgenthau

Marsha Williams*	Director
Marsha Williams

*Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 2-57209

/s/Thomas Tays
Thomas Tays
Attorney-in-Fact

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EXHIBIT LIST

XBRL Files for Davis Series, Inc.:

Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation & Income Fund

Davis Government Bond Fund

Davis Government Money Market Fund

3